American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2026

Strategic Allocation: Aggressive Fund - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 58.0%
American Century Diversified Corporate Bond ETF	314,591	14,713,421
American Century Focused Dynamic Growth ETF(2)	337,832	44,195,182
American Century Focused Large Cap Value ETF	608,173	48,817,621
American Century Multisector Income ETF	556,847	24,400,701
American Century Quality Diversified International ETF	545,302	37,718,539
American Century Short Duration Strategic Income ETF	243,416	12,521,368
American Century U.S. Quality Growth ETF(3)	280,374	31,446,748
American Century U.S. Quality Value ETF(3)	836,577	55,914,799
Avantis Emerging Markets Equity ETF(3)	501,582	45,322,950
Avantis International Equity ETF(3)	399,714	35,838,357
Avantis International Small Cap Value ETF	135,932	14,429,182
Avantis U.S. Equity ETF(3)	426,429	52,062,717
Avantis U.S. Small Cap Value ETF(3)	75,431	9,062,280
TOTAL AFFILIATED FUNDS (Cost $262,933,619)		426,443,865
COMMON STOCKS — 30.6%
Aerospace and Defense — 0.8%
AAR Corp.(2)	990	109,266
Astronics Corp.(2)	1,250	89,250
ATI, Inc.(2)	539	83,793
Axon Enterprise, Inc.(2)	1,039	417,429
Babcock International Group PLC	7,764	116,967
BAE Systems PLC	21,747	604,861
Carpenter Technology Corp.	173	74,079
Curtiss-Wright Corp.	581	418,436
Exosens SAS	2,172	165,865
HEICO Corp.	1,543	416,487
Hexcel Corp.	2,960	277,855
Howmet Aerospace, Inc.	6,729	1,635,416
Karman Holdings, Inc.(2)(3)	803	54,588
L3Harris Technologies, Inc.	1,967	630,522
MDA Space Ltd.(2)(3)	5,231	159,970
Rocket Lab Corp.(2)	6,042	498,525
Rolls-Royce Holdings PLC	13,138	211,411
		5,964,720
Air Freight and Logistics — 0.1%
Deutsche Post AG	9,468	560,640
FedEx Corp.	610	246,019
		806,659
Automobile Components — 0.2%
BorgWarner, Inc.	4,121	234,773
Cie Generale des Etablissements Michelin SCA(3)	14,670	531,436
Continental AG(2)	3,896	294,783
Gentex Corp.	10,480	242,193
JTEKT Corp.	11,300	138,011
Linamar Corp.	1,622	108,531
		1,549,727
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,699	155,481
Ferrari NV	1,468	508,002

Kia Corp.	878	90,558
Mercedes-Benz Group AG	5,687	331,496
Tesla, Inc.(2)	1,671	637,704
		1,723,241
Banks — 1.8%
AIB Group PLC	37,836	436,118
AL Sydbank	1,664	141,919
Alpha Bank SA	94,235	378,187
ANZ Group Holdings Ltd.	10,808	287,077
Banco Santander SA	51,765	631,653
Bancorp, Inc.(2)	1,227	73,411
Bank of America Corp.	12,753	681,775
Bankinter SA	4,520	75,218
Barclays PLC	103,389	607,711
BNP Paribas SA	5,994	629,498
BPER Banca SpA	11,478	169,436
Coastal Financial Corp.(2)	496	37,507
Commerce Bancshares, Inc.	16,056	835,394
Erste Group Bank AG	4,018	443,973
First Hawaiian, Inc.	10,407	283,903
Hana Financial Group, Inc.	2,684	233,190
Itau Unibanco Holding SA, Preference Shares	47,300	413,701
JPMorgan Chase & Co.	2,360	739,223
Kyoto Financial Group, Inc.	1,100	30,466
Mebuki Financial Group, Inc.(3)	27,600	229,144
NatWest Group PLC	26,294	209,718
NU Holdings Ltd., Class A(2)	47,881	693,317
Prosperity Bancshares, Inc.	8,473	590,144
Regions Financial Corp.	21,418	611,484
Shinhan Financial Group Co. Ltd.	4,265	289,631
Societe Generale SA	12,171	979,766
Southstate Bank Corp.	457	44,635
Standard Chartered PLC	11,514	293,202
Suruga Bank Ltd.	19,600	290,609
Triumph Financial, Inc.(2)	550	37,224
Truist Financial Corp.	10,502	540,853
U.S. Bancorp	9,500	538,270
United Overseas Bank Ltd.	14,600	415,794
Westamerica Bancorporation	4,575	250,801
Woori Financial Group, Inc.	6,438	146,813
		13,290,765
Beverages — 0.3%
Anheuser-Busch InBev SA	5,741	433,799
Carlsberg AS, Class B	3,000	406,464
Heineken NV(3)	10,863	845,682
PepsiCo, Inc.	2,336	370,233
		2,056,178
Biotechnology — 0.7%
AbbVie, Inc.	2,025	427,923
ADMA Biologics, Inc.(2)	5,790	59,347
Alkermes PLC(2)	1,408	47,464
Alnylam Pharmaceuticals, Inc.(2)	3,096	958,181
Arcutis Biotherapeutics, Inc.(2)	1,904	44,211
Arrowhead Pharmaceuticals, Inc.(2)	796	58,490
Bridgebio Pharma, Inc.(2)	1,379	98,061

Celldex Therapeutics, Inc.(2)	1,010	33,209
CG oncology, Inc.(2)	498	33,237
Cogent Biosciences, Inc.(2)	1,161	41,552
Cytokinetics, Inc.(2)	587	37,550
Evommune, Inc.(2)	755	17,969
Gilead Sciences, Inc.	3,010	393,828
Grifols SA, Class B, Preference Shares	14,800	122,903
Insmed, Inc.(2)	5,340	728,002
Ionis Pharmaceuticals, Inc.(2)	531	39,698
Madrigal Pharmaceuticals, Inc.(2)	197	101,926
Mineralys Therapeutics, Inc.(2)	1,216	32,406
Natera, Inc.(2)	3,046	627,963
Newamsterdam Pharma Co. NV(2)(3)	555	15,851
Nuvalent, Inc., Class A(2)	563	56,458
Praxis Precision Medicines, Inc.(2)	141	44,955
Protagonist Therapeutics, Inc.(2)	687	67,992
Revolution Medicines, Inc.(2)	398	57,360
Scholar Rock Holding Corp.(2)	934	43,534
UroGen Pharma Ltd.(2)	1,647	39,248
Vaxcyte, Inc.(2)	461	26,388
Vera Therapeutics, Inc.(2)	954	33,972
Vertex Pharmaceuticals, Inc.(2)	566	241,897
Viking Therapeutics, Inc.(2)	12,630	393,803
Xenon Pharmaceuticals, Inc.(2)	896	50,212
		4,975,590
Broadline Retail — 0.5%
Alibaba Group Holding Ltd.	5,600	92,294
Alibaba Group Holding Ltd., ADR	3,655	482,022
Amazon.com, Inc.(2)	7,155	1,896,504
Coupang, Inc.(2)	23,891	477,342
Ollie's Bargain Outlet Holdings, Inc.(2)	289	25,001
Ryohin Keikaku Co. Ltd.	22,100	511,898
		3,485,061
Building Products — 0.5%
A.O. Smith Corp.	5,833	360,713
Cie de Saint-Gobain SA	4,448	407,525
Daikin Industries Ltd.	2,400	339,108
Fortune Brands Innovations, Inc.	935	37,905
Hayward Holdings, Inc.(2)	7,749	116,313
Johnson Controls International PLC	5,840	852,815
Masco Corp.	3,508	251,945
Munters Group AB(3)	3,603	79,431
Owens Corning	2,504	308,843
Trane Technologies PLC	899	442,793
Trex Co., Inc.(2)	1,666	65,307
Volution Group PLC	13,857	116,204
		3,378,902
Capital Markets — 0.9%
Ameriprise Financial, Inc.	1,281	608,206
Bank of New York Mellon Corp.	802	107,765
Blackrock, Inc.	275	293,040
Etoro Group Ltd., Class A(2)	929	33,054
flatexDEGIRO SE	3,959	141,652
Goldman Sachs Group, Inc.	441	407,383
Hamilton Lane, Inc., Class A	557	51,238

HUB24 Ltd.	671	41,059
Intercontinental Exchange, Inc.	1,369	216,425
KKR & Co., Inc.	1,826	190,525
London Stock Exchange Group PLC	4,252	551,725
LPL Financial Holdings, Inc.	1,843	615,802
Miami International Holdings, Inc.(2)	1,225	56,950
Morgan Stanley	1,971	375,653
MSCI, Inc.	274	162,046
Northern Trust Corp.	3,925	652,885
Piper Sandler Cos.	873	76,126
Raymond James Financial, Inc.	1,741	275,635
Robinhood Markets, Inc., Class A(2)	2,368	172,604
S&P Global, Inc.	940	405,356
St. James's Place PLC	2,003	33,073
T. Rowe Price Group, Inc.	3,071	315,944
XP, Inc., Class A	27,588	528,586
		6,312,732
Chemicals — 0.4%
Arkema SA	5,777	421,628
CF Industries Holdings, Inc.	1,733	215,239
Ecolab, Inc.	1,040	271,024
Element Solutions, Inc.	1,831	77,982
Linde PLC	1,002	502,142
Novonesis Novozymes B, Class B	10,582	650,219
PPG Industries, Inc.	2,499	271,141
Resonac Holdings Corp.(3)	2,100	192,180
Sensient Technologies Corp.	709	80,571
Tokyo Ohka Kogyo Co. Ltd.(3)	2,400	141,095
		2,823,221
Commercial Services and Supplies — 0.2%
Bilfinger SE	916	105,643
Casella Waste Systems, Inc., Class A(2)	791	62,687
Daiei Kankyo Co. Ltd.	3,800	91,283
ISS AS	2,470	90,611
Mitie Group PLC	96,836	229,619
OPENLANE, Inc.(2)	3,083	96,929
Park24 Co. Ltd.	4,600	54,094
Republic Services, Inc.	2,740	573,263
		1,304,129
Communications Equipment — 0.2%
Ciena Corp.(2)	418	220,528
F5, Inc.(2)	1,504	487,146
Filtronic PLC(2)	7,887	31,331
Motorola Solutions, Inc.	861	378,005
		1,117,010
Construction and Engineering — 0.4%
Argan, Inc.	217	145,386
Balfour Beatty PLC	14,936	165,966
Construction Partners, Inc., Class A(2)	571	70,610
Eiffage SA	716	115,439
EMCOR Group, Inc.	788	702,636
Kinden Corp.	1,400	75,013
Kumagai Gumi Co. Ltd.	11,900	114,090
Quanta Services, Inc.	1,891	1,376,213
Sacyr SA	16,039	88,294

Sterling Infrastructure, Inc.(2)	402	207,279
Ventia Services Group Pty. Ltd.	18,835	72,509
		3,133,435
Construction Materials — 0.2%
Amrize Ltd.(2)	6,396	343,977
SigmaRoc PLC(2)	70,070	117,532
Titan America SA(2)	2,284	37,663
Vulcan Materials Co.	2,246	677,708
		1,176,880
Consumer Finance — 0.1%
American Express Co.	1,293	417,704
Dave, Inc.(2)	246	66,909
Enova International, Inc.(2)	377	63,868
Figure Technology Solutions, Inc., Class A(2)(3)	1,018	35,732
		584,213
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	4,535	405,372
Casey's General Stores, Inc.	812	667,586
Costco Wholesale Corp.	341	345,955
Koninklijke Ahold Delhaize NV	8,341	391,263
PriceSmart, Inc.	390	61,199
Raia Drogasil SA	92,900	410,112
Sprouts Farmers Market, Inc.(2)	2,059	168,529
Sysco Corp.	4,388	327,827
Target Corp.	1,274	165,301
Tesco PLC	42,374	277,594
		3,220,738
Containers and Packaging — 0.2%
Ball Corp.	3,787	231,310
Packaging Corp. of America	3,240	691,578
Rengo Co. Ltd.	12,700	100,065
Verallia SA	10,532	252,193
		1,275,146
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	1,165	94,493
Duolingo, Inc.(2)	559	61,546
		156,039
Diversified REITs — 0.4%
British Land Co. PLC	52,931	280,082
Broadstone Net Lease, Inc.	15,781	312,464
CapitaLand Integrated Commercial Trust	309,300	576,076
Charter Hall Group	15,272	224,897
Essential Properties Realty Trust, Inc.	9,160	287,899
Merlin Properties Socimi SA(3)	30,270	529,337
WP Carey, Inc.	6,097	444,654
		2,655,409
Diversified Telecommunication Services — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	63,048	171,517
Deutsche Telekom AG	6,686	215,962
Globalstar, Inc.(2)	819	67,404
Singapore Telecommunications Ltd.	129,100	467,574
Telkom Indonesia Persero Tbk. PT	2,998,300	490,471
Verizon Communications, Inc.	3,382	162,437
Zegona Communications PLC	5,685	135,717
		1,711,082

Electric Utilities — 0.6%
Duke Energy Corp.	3,793	491,383
Evergy, Inc.	9,497	786,732
Eversource Energy	6,244	441,451
Iberdrola SA	28,865	676,717
NextEra Energy, Inc.	9,240	904,411
Oklo, Inc.(2)(3)	324	23,490
PPL Corp.	8,117	303,900
Xcel Energy, Inc.	9,376	777,739
		4,405,823
Electrical Equipment — 0.8%
Accelleron Industries AG	1,388	148,710
Eaton Corp. PLC	976	422,618
Fujikura Ltd.	16,200	625,044
GE Vernova, Inc.	350	379,211
Hubbell, Inc.	463	235,283
Nexans SA	234	43,677
NKT AS(2)	662	97,785
Regal Rexnord Corp.	387	83,216
Schneider Electric SE	2,098	667,602
Sensata Technologies Holding PLC	8,861	368,972
Siemens Energy AG	3,289	697,011
Sinfonia Technology Co. Ltd.(3)	2,200	202,232
SWCC Corp.(3)	1,000	102,357
Vertiv Holdings Co., Class A	5,808	1,907,870
		5,981,588
Electronic Equipment, Instruments and Components — 0.5%
Alps Alpine Co. Ltd.	11,900	178,574
Amphenol Corp., Class A	1,461	215,161
CDW Corp.	2,240	306,678
Cognex Corp.	1,389	77,103
Coherent Corp.(2)	888	283,902
Delta Electronics, Inc.	8,000	561,004
Fabrinet(2)	195	133,277
Furuno Electric Co. Ltd.(3)	2,100	97,438
Itron, Inc.(2)	351	29,414
Keyence Corp.	500	227,716
Koa Corp.	3,600	43,377
Lagercrantz Group AB, B Shares	2,833	74,914
Littelfuse, Inc.	253	102,255
Maruwa Co. Ltd.	300	141,722
Meiko Electronics Co. Ltd.	400	80,763
Mirion Technologies, Inc., Class A(2)	4,071	80,402
Novanta, Inc.(2)	728	94,298
Plexus Corp.(2)	622	155,861
Ralliant Corp.	5,668	257,554
TE Connectivity PLC	697	147,527
Vontier Corp.	5,897	211,584
		3,500,524
Energy Equipment and Services — 0.4%
Baker Hughes Co.	13,424	935,250
DOF Group ASA	10,860	160,890
Expro Group Holdings NV(2)	2,521	45,907
SBM Offshore NV	3,198	136,815
SLB Ltd.	20,253	1,151,991

Subsea 7 SA	3,661	131,883
TechnipFMC PLC	950	71,792
Tecnicas Reunidas SA(2)	3,145	130,318
		2,764,846
Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	66,353
Netflix, Inc.(2)	3,860	361,335
ROBLOX Corp., Class A(2)	10,789	596,200
Spotify Technology SA(2)	1,471	656,875
		1,680,763
Financial Services — 0.4%
Affirm Holdings, Inc.(2)	5,681	365,175
Chime Financial, Inc., Class A(2)	2,619	57,251
Corpay, Inc.(2)	2,106	645,426
Mastercard, Inc., Class A	1,479	743,819
Toast, Inc., Class A(2)	14,894	424,777
Visa, Inc., Class A	1,249	411,970
		2,648,418
Food Products — 0.1%
Cranswick PLC	943	69,032
Freshpet, Inc.(2)	530	35,711
Greencore Group PLC	28,600	98,117
Mondelez International, Inc., Class A	4,416	271,319
Morinaga Milk Industry Co. Ltd.	3,100	93,547
Premium Brands Holdings Corp.(3)	625	39,225
		606,951
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	1,900	32,617
ONE Gas, Inc.	7,403	660,496
Spire, Inc.	3,947	359,887
		1,053,000
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	3,018	262,485
CSX Corp.	11,369	516,494
Norfolk Southern Corp.	1,016	320,883
Uber Technologies, Inc.(2)	2,711	202,268
Union Pacific Corp.	957	257,892
XPO, Inc.(2)	2,160	475,481
		2,035,503
Health Care Equipment and Supplies — 0.8%
Alphatec Holdings, Inc.(2)	8,167	79,710
Asahi Intecc Co. Ltd.	5,100	107,317
Becton Dickinson & Co.	3,931	585,876
Dexcom, Inc.(2)	10,019	596,631
Envista Holdings Corp.(2)	12,017	311,721
EssilorLuxottica SA	2,001	423,551
GE HealthCare Technologies, Inc.	8,121	494,082
IDEXX Laboratories, Inc.(2)	1,373	769,978
Intuitive Surgical, Inc.(2)	438	200,433
Medtronic PLC	5,134	415,700
SI-BONE, Inc.(2)	3,504	43,415
Terumo Corp.	45,500	578,943
UFP Technologies, Inc.(2)	145	27,786
Zimmer Biomet Holdings, Inc.	11,221	924,947
		5,560,090

Health Care Providers and Services — 0.8%
Cencora, Inc.	4,258	1,311,507
Chartwell Retirement Residences	19,983	316,880
Cigna Group	1,386	402,744
Encompass Health Corp.	783	78,300
Ensign Group, Inc.	414	77,290
Extendicare, Inc.	5,199	114,747
Galenica AG	618	65,841
Guardant Health, Inc.(2)	925	80,549
HealthEquity, Inc.(2)	961	78,831
Henry Schein, Inc.(2)	10,715	799,232
Hinge Health, Inc., Class A(2)	1,688	75,285
Labcorp Holdings, Inc.	2,857	733,678
Omada Health, Inc.(2)	3,769	54,952
PACS Group, Inc.(2)	1,228	41,199
Pediatrix Medical Group, Inc.(2)	1,248	28,093
Quest Diagnostics, Inc.	2,282	443,164
RadNet, Inc.(2)	1,253	70,857
Sienna Senior Living, Inc.(3)	8,693	149,752
U.S. Physical Therapy, Inc.	465	33,117
UnitedHealth Group, Inc.	788	291,938
Universal Health Services, Inc., Class B	2,349	395,266
		5,643,222
Health Care REITs — 0.9%
Aedifica SA(3)	3,074	259,142
American Healthcare REIT, Inc.	9,376	476,113
CareTrust REIT, Inc.	17,430	687,614
Healthpeak Properties, Inc.	17,260	279,094
Janus Living, Inc., Class A-1(2)	6,695	175,677
Omega Healthcare Investors, Inc.	4,754	223,295
Ventas, Inc.	12,983	1,140,687
Welltower, Inc.	14,270	3,101,442
		6,343,064
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	29,099	614,862
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	652	91,515
Booking Holdings, Inc.	1,350	227,286
Chipotle Mexican Grill, Inc.(2)	5,117	173,927
DoorDash, Inc., Class A(2)	1,368	230,713
Expedia Group, Inc.	1,137	282,397
Flutter Entertainment PLC(2)	2,908	313,860
Hilton Worldwide Holdings, Inc.	5,481	1,776,228
Life Time Group Holdings, Inc.(2)	2,853	76,489
Lottomatica Group SpA	4,684	137,718
Marriott International, Inc., Class A	1,055	381,583
Planet Fitness, Inc., Class A(2)	533	35,535
Royal Caribbean Cruises Ltd.	4,135	1,090,648
Shake Shack, Inc., Class A(2)	560	57,378
Sodexo SA(3)	4,355	221,510
Viking Holdings Ltd.(2)	3,596	294,548
Whitbread PLC	9,121	277,259
Wingstop, Inc.	365	59,882
		5,728,476
Household Durables — 0.3%
Barratt Redrow PLC	54,645	186,107
Casio Computer Co. Ltd.	14,400	146,101

De' Longhi SpA	2,230	86,716
Haseko Corp.	6,700	115,703
Mohawk Industries, Inc.(2)	2,036	214,920
Neinor Homes SA	10,823	211,750
PulteGroup, Inc.	3,150	385,434
Sony Group Corp.	21,100	422,745
Taylor Wimpey PLC	268,953	284,498
TopBuild Corp.(2)	644	285,099
		2,339,073
Household Products — 0.4%
Church & Dwight Co., Inc.	4,164	404,158
Clorox Co.	1,725	166,359
Colgate-Palmolive Co.	3,166	270,250
Henkel AG & Co. KGaA, Preference Shares	2,368	172,314
Kimberly-Clark Corp.	8,897	875,732
Procter & Gamble Co.	3,263	479,955
Reckitt Benckiser Group PLC	4,959	315,534
		2,684,302
Independent Power and Renewable Electricity Producers — 0.1%
Orsted AS(2)	11,528	308,299
Talen Energy Corp.(2)	319	118,802
TransAlta Corp.	6,209	77,387
Vistra Corp.	3,847	607,210
		1,111,698
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,602	343,357
Industrial REITs — 0.6%
EastGroup Properties, Inc.	2,245	451,694
GLP J-Reit	119	103,130
Goodman Group	38,761	839,786
LaSalle Logiport REIT	115	112,411
Prologis, Inc.	18,212	2,586,468
Tritax Big Box REIT PLC	272,714	559,773
		4,653,262
Insurance — 0.8%
Aegon Ltd.	36,341	301,143
AIA Group Ltd.	44,000	483,066
Allstate Corp.	2,382	517,513
Bowhead Specialty Holdings, Inc.(2)	1,718	40,854
Hanover Insurance Group, Inc.	1,094	205,333
Intact Financial Corp.	2,287	440,681
Marsh & McLennan Cos., Inc.	5,507	923,579
MetLife, Inc.	4,094	327,929
Phoenix Financial Ltd.	2,618	157,522
Progressive Corp.	886	178,334
Prudential PLC	34,463	519,342
Reinsurance Group of America, Inc.	2,809	593,991
Sompo Holdings, Inc.	7,600	282,837
Storebrand ASA	12,411	239,916
Willis Towers Watson PLC	2,200	563,640
		5,775,680
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	9,188	3,535,543

Meta Platforms, Inc., Class A	1,331	814,452
Reddit, Inc., Class A(2)	2,627	386,773
Tencent Holdings Ltd.	9,400	570,883
		5,307,651
IT Services — 0.7%
Accenture PLC, Class A	701	125,276
Akamai Technologies, Inc.(2)	3,015	310,485
Amdocs Ltd.	5,972	386,209
Capgemini SE	1,872	227,666
Cloudflare, Inc., Class A(2)	5,354	1,097,409
Cognizant Technology Solutions Corp., Class A	5,996	317,188
Computacenter PLC	2,421	122,576
DigitalOcean Holdings, Inc.(2)	396	38,186
GDS Holdings Ltd., ADR(2)(3)	4,074	172,249
International Business Machines Corp.	2,380	549,732
MongoDB, Inc.(2)	358	89,797
NEC Corp.	10,100	268,660
NEXTDC Ltd.(2)(3)	33,865	351,517
Okta, Inc.(2)	5,361	394,838
Samsung SDS Co. Ltd.	3,128	354,059
Snowflake, Inc., Class A(2)	1,622	221,354
Twilio, Inc., Class A(2)	3,233	478,678
		5,505,879
Leisure Products — 0.0%
Brunswick Corp.	500	39,725
Callaway Golf Co.(2)	2,976	45,533
Technogym SpA	6,184	145,694
		230,952
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	1,247	144,091
Bio-Techne Corp.	9,483	524,599
Danaher Corp.	2,087	373,469
IQVIA Holdings, Inc.(2)	2,260	357,916
Lonza Group AG	731	449,434
Siegfried Holding AG(2)(3)	725	73,122
Thermo Fisher Scientific, Inc.	606	290,250
Waters Corp.(2)	747	230,995
West Pharmaceutical Services, Inc.	2,001	595,477
		3,039,353
Machinery — 0.9%
Atlas Copco AB, A Shares	23,116	444,235
CECO Environmental Corp.(2)	1,944	144,128
CNH Industrial NV	14,189	151,964
Construcciones y Auxiliar de Ferrocarriles SA	1,578	118,800
Crane Co.	1,862	330,933
Cummins, Inc.	1,472	987,727
Deere & Co.	452	266,621
Deutz AG	6,628	77,504
Dover Corp.	561	127,016
FANUC Corp.	11,500	507,990
Flowserve Corp.	937	69,001
Fortive Corp.	3,794	226,843
IDEX Corp.	661	143,999
IMI PLC	4,099	156,123
Kurita Water Industries Ltd.	3,200	172,951

Nabtesco Corp.	5,500	181,903
Organo Corp.(3)	700	70,737
Oshkosh Corp.	1,543	241,171
PACCAR, Inc.	1,463	173,805
Parker-Hannifin Corp.	300	272,826
RBC Bearings, Inc.(2)	255	152,768
Stanley Black & Decker, Inc.	3,075	240,342
Techtronic Industries Co. Ltd.	22,000	318,993
Timken Co.	2,006	222,445
Toro Co.	1,770	168,451
Weir Group PLC	3,409	123,560
Xylem, Inc.	2,660	314,306
Yaskawa Electric Corp.(3)	4,900	173,754
		6,580,896
Media — 0.1%
Magnite, Inc.(2)	4,970	63,691
New York Times Co., Class A	847	66,938
Publicis Groupe SA	4,563	426,354
		556,983
Metals and Mining — 0.3%
Antofagasta PLC	7,494	363,442
Capstone Copper Corp.(2)	20,853	173,781
Genesis Minerals Ltd.(2)	40,183	173,145
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Iluka Resources Ltd.	9,631	57,300
Lynas Rare Earths Ltd.(2)(3)	10,282	145,862
Materion Corp.	410	75,362
Mitsui Kinzoku Co. Ltd.	300	82,428
MP Materials Corp.(2)(3)	1,926	127,193
OceanaGold Corp.	3,715	115,031
PLS Group Ltd.(2)(3)	39,193	174,386
Reliance, Inc.	1,096	397,300
Salzgitter AG	2,223	125,745
Sandfire Resources Ltd.(2)	12,499	151,008
SSR Mining, Inc.(2)	2,808	80,898
Taseko Mines Ltd.(2)	9,416	67,419
Vale SA	15,500	254,546
		2,564,849
Multi-Utilities — 0.1%
ACEA SpA	3,928	103,066
Northwestern Energy Group, Inc.	5,995	433,678
		536,744
Office REITs — 0.0%
Mindspace Business Parks REIT	16,478	81,229
SL Green Realty Corp.(3)	4,202	178,207
		259,436
Oil, Gas and Consumable Fuels — 1.2%
Cameco Corp.	1,869	229,962
Cardinal Energy Ltd.(3)	3,964	36,216
Centrus Energy Corp., Class A(2)(3)	193	40,715
Cheniere Energy, Inc.	493	135,550
Coterra Energy, Inc.	8,350	299,849
Diamondback Energy, Inc.	3,219	661,923
Energy Fuels, Inc.(2)(3)	1,524	32,979
Eni SpA	22,269	629,687

Enterprise Products Partners LP	15,554	601,940
EQT Corp.	4,630	278,170
Equinor ASA	13,927	566,790
Gaztransport Et Technigaz SA	662	161,061
Murphy Oil Corp.	2,182	91,120
NAC Kazatomprom JSC, GDR	2,071	183,119
ONEOK, Inc.	1,478	136,656
Parex Resources, Inc.	3,205	67,528
Permian Resources Corp.	16,734	361,789
Phillips 66	2,468	442,142
Repsol SA	21,771	584,794
Shell PLC	19,383	881,283
Targa Resources Corp.	3,500	910,280
TC Energy Corp.	7,677	514,758
TotalEnergies SE	3,449	320,666
Williams Cos., Inc.	6,191	472,435
		8,641,412
Paper and Forest Products — 0.0%
Mondi PLC	32,711	337,951
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(2)(3)	1,152	45,055
Southwest Airlines Co.	6,787	257,363
		302,418
Personal Care Products — 0.1%
Kenvue, Inc.	8,725	152,949
L'Oreal SA	1,009	434,565
Shiseido Co. Ltd.	3,800	77,615
		665,129
Pharmaceuticals — 0.7%
ALK-Abello AS	4,678	175,217
AstraZeneca PLC	4,641	880,501
AstraZeneca PLC	2,741	513,581
Bristol-Myers Squibb Co.	2,461	149,112
Crinetics Pharmaceuticals, Inc.(2)	1,218	47,234
Edgewise Therapeutics, Inc.(2)	1,430	44,273
Eli Lilly & Co.	687	642,070
Financiere de Tubize SA(3)	296	68,163
Galderma Group AG(2)	3,164	663,786
GSK PLC	31,816	834,135
Merck & Co., Inc.	2,206	240,851
Nuvation Bio, Inc.(2)	3,839	17,084
Roche Holding AG	233	94,948
Structure Therapeutics, Inc., ADR(2)	7,289	302,129
Zoetis, Inc.	2,050	235,689
		4,908,773
Professional Services — 0.2%
Adecco Group AG	16,364	377,108
ALS Ltd.	9,298	145,187
Automatic Data Processing, Inc.	1,128	239,068
CACI International, Inc., Class A(2)	524	272,239
First Advantage Corp.(2)	2,902	37,030
Randstad NV	12,406	367,607
		1,438,239
Real Estate Management and Development — 0.3%
Colliers International Group, Inc.	458	47,898

CTP NV(3)	7,766	146,799
FirstService Corp. (Toronto)	311	41,672
Gemlife Communities Group(2)	28,164	94,525
Hongkong Land Holdings Ltd.	25,300	200,022
Katitas Co. Ltd.	10,400	207,611
Mitsubishi Estate Co. Ltd.	9,700	276,433
Sumitomo Realty & Development Co. Ltd.	32,400	1,004,387
Sun Hung Kai Properties Ltd.	9,000	157,564
Tokyo Tatemono Co. Ltd.	3,100	71,333
UOL Group Ltd.	19,400	162,295
		2,410,539
Residential REITs — 0.3%
American Homes 4 Rent, Class A	4,165	132,614
Camden Property Trust	2,855	299,832
Equity Residential	10,325	675,048
Essex Property Trust, Inc.	3,405	896,230
Sun Communities, Inc.	3,028	387,100
		2,390,824
Retail REITs — 0.7%
Agree Realty Corp.(3)	2,281	175,888
Brixmor Property Group, Inc.	15,380	462,784
Curbline Properties Corp.	4,262	117,631
Japan Metropolitan Fund Invest	426	315,710
Link REIT	53,700	270,395
Macerich Co.	10,970	238,378
NETSTREIT Corp.(3)	20,805	427,959
Phillips Edison & Co., Inc.	9,156	367,751
Realty Income Corp.	9,689	622,421
Regency Centers Corp.	9,165	713,495
Scentre Group	139,649	375,264
Simon Property Group, Inc.	3,224	656,761
Tanger, Inc.	5,150	190,962
Unibail-Rodamco-Westfield	3,311	401,980
		5,337,379
Semiconductors and Semiconductor Equipment — 2.2%
Analog Devices, Inc.	1,955	786,418
Applied Materials, Inc.	1,105	435,911
ASML Holding NV	697	1,007,545
Astera Labs, Inc.(2)	1,408	274,194
Broadcom, Inc.	4,403	1,837,944
Credo Technology Group Holding Ltd.(2)	669	116,413
Impinj, Inc.(2)	497	72,025
Infineon Technologies AG	6,859	461,304
Kokusai Electric Corp.	3,400	143,090
Lam Research Corp.	1,287	331,866
Lattice Semiconductor Corp.(2)	4,353	532,285
MACOM Technology Solutions Holdings, Inc.(2)	343	96,592
Micron Technology, Inc.	921	476,304
MKS, Inc.	305	86,544
Monolithic Power Systems, Inc.	775	1,251,168
Nova Ltd.(2)	215	107,592
NVIDIA Corp.	20,099	4,011,157
NXP Semiconductors NV	1,279	375,502
ON Semiconductor Corp.(2)	3,653	368,259
Onto Innovation, Inc.(2)	249	73,470

Silicon Laboratories, Inc.(2)	708	154,132
SiTime Corp.(2)	244	137,165
SUMCO Corp.	22,400	357,384
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	1,943,812
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	633	250,706
Teradyne, Inc.	1,250	429,338
Tower Semiconductor Ltd.(2)	662	146,335
		16,264,455
Software — 1.0%
Agilysys, Inc.(2)	1,010	64,701
AppLovin Corp., Class A(2)	371	165,596
Braze, Inc., Class A(2)	1,988	43,796
Cadence Design Systems, Inc.(2)	3,173	1,045,789
Cellebrite DI Ltd.(2)	5,148	66,924
Core Scientific, Inc.(2)	3,344	66,880
Crowdstrike Holdings, Inc., Class A(2)	410	182,757
Datadog, Inc., Class A(2)	5,482	724,666
Descartes Systems Group, Inc.(2)	563	40,598
Descartes Systems Group, Inc.(2)	631	45,529
Dynatrace, Inc.(2)	4,656	168,594
Elastic NV(2)	461	21,404
Fair Isaac Corp.(2)	276	282,900
HubSpot, Inc.(2)	864	191,601
Klaviyo, Inc., Class A(2)	3,009	60,451
Microsoft Corp.	7,457	3,040,815
Q2 Holdings, Inc.(2)	1,402	71,152
Riot Platforms, Inc.(2)(3)	3,531	60,874
Salesforce, Inc.	811	143,166
Samsara, Inc., Class A(2)	14,187	407,734
ServiceNow, Inc.(2)	2,030	179,269
Workday, Inc., Class A(2)	1,156	141,494
Zscaler, Inc.(2)	1,493	195,105
		7,411,795
Specialized REITs — 0.9%
American Tower Corp.	2,064	377,113
CubeSmart	8,347	337,887
Digital Realty Trust, Inc.	6,219	1,249,646
Equinix, Inc.	1,999	2,164,577
Extra Space Storage, Inc.	1,082	155,083
Iron Mountain, Inc.	7,371	928,672
Keppel DC REIT	181,200	335,353
Millrose Properties, Inc.	6,350	194,755
Outfront Media, Inc.	7,378	227,611
Public Storage	1,095	331,183
VICI Properties, Inc.	5,875	171,550
		6,473,430
Specialty Retail — 0.7%
Aritzia, Inc.(2)	6,812	718,987
Auto1 Group SE(2)	3,046	65,061
Boot Barn Holdings, Inc.(2)	523	89,668
Burlington Stores, Inc.(2)	2,133	682,581
Carvana Co.(2)	1,958	774,977
Clas Ohlson AB, B Shares	2,657	114,981
Five Below, Inc.(2)	444	104,633
Groupe Dynamite, Inc.(3)	2,169	141,715

Home Depot, Inc.	1,745	573,756
National Vision Holdings, Inc.(2)	2,228	51,734
Nextage Co. Ltd.	9,900	217,308
O'Reilly Automotive, Inc.(2)	2,836	281,898
RealReal, Inc.(2)	3,877	46,098
TJX Cos., Inc.	3,451	540,944
Tractor Supply Co.	9,595	336,785
Wayfair, Inc., Class A(2)	846	54,085
		4,795,211
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	8,400	2,279,340
Everpure, Inc., Class A(2)	3,624	258,935
HP, Inc.	14,591	304,368
Samsung Electronics Co. Ltd.	7,512	1,131,214
Western Digital Corp.	604	262,450
		4,236,307
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	2,600	73,834
On Holding AG, Class A(2)	16,151	575,137
Seiko Group Corp.(3)	2,800	104,010
Tapestry, Inc.	1,474	213,789
		966,770
Tobacco — 0.1%
British American Tobacco PLC	11,493	676,878
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	219	66,959
Bunzl PLC	26,912	887,182
Diploma PLC	842	79,686
Fastenal Co.	15,336	689,046
Ferguson Enterprises, Inc.	880	235,585
Herc Holdings, Inc.	705	89,479
MSC Industrial Direct Co., Inc., Class A	5,667	579,564
SiteOne Landscape Supply, Inc.(2)	485	61,134
Sojitz Corp.	4,500	168,546
Sumitomo Corp.	10,900	405,286
Sunbelt Rentals Holdings, Inc.	3,440	258,564
United Rentals, Inc.	314	301,390
WESCO International, Inc.	1,536	536,248
		4,358,669
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,176,500	135,784
Millicom International Cellular SA	2,097	177,994
		313,778
TOTAL COMMON STOCKS (Cost $164,073,255)		224,688,079
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, 4.50%, 10/1/52	2,106,295	2,036,236
FHLMC, 5.50%, 12/1/52	1,107,668	1,119,897
FHLMC, 5.00%, 6/1/53	1,240,020	1,227,830
FHLMC, 5.00%, 1/1/54	687,004	678,954
FHLMC, 5.00%, 12/1/54	694,176	685,014
FHLMC, 5.50%, 11/1/55	598,412	602,141
FHLMC, 5.50%, 1/1/56	594,034	598,846
FNMA, 4.50%, 10/1/52	2,468,602	2,388,019

FNMA, 5.50%, 3/1/54		1,078,262	1,086,771
FNMA, 4.00%, 1/1/55		1,358,485	1,277,308
GNMA, 5.00%, TBA		1,327,000	1,315,688
GNMA, 7.00%, 12/15/27		587	595
GNMA, 7.00%, 5/15/31		1,707	1,767
GNMA, 6.50%, 10/15/38		67,642	73,173
GNMA, 4.00%, 4/20/54		1,320,890	1,237,131
UMBS, 5.00%, TBA		1,726,000	1,700,670
UMBS, 5.50%, TBA		1,238,000	1,244,352
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,188,345)			17,274,392
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Belgium — 0.1%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(5)	EUR	470,000	528,798
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(5)	EUR	27,000	32,774
			561,572
Canada — 0.4%
Canada Government Bonds, 2.50%, 5/1/28	CAD	3,589,000	2,619,031
Canada Government Bonds, 2.50%, 12/1/32	CAD	600,000	419,777
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	90,375
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,186
			3,141,369
Colombia — 0.1%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	320,000	360,803
Colombia Government International Bonds, 7.75%, 11/7/36		300,000	316,650
			677,453
Hungary — 0.1%
Hungary Government Bonds, 4.00%, 4/28/51	HUF	377,000,000	890,296
Indonesia — 0.0%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	2,800,000,000	163,180
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	103,000,000	377,324
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	43,700,000	187,067
			564,391
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	800,000	205,548
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(5)		495,000	499,430
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	540,000	627,283
			1,126,713
New Zealand — 0.4%
New Zealand Government Bonds, 3.50%, 4/14/33	NZD	2,200,000	1,228,304
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	2,750,000	1,612,111
			2,840,415
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 4/4/38(5)	PYG	6,090,000,000	994,945
Spain — 0.1%
Spain Government Bonds, 3.10%, 7/30/31	EUR	850,000	1,002,665
Turkey — 0.1%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	25,000,000	486,404
United Kingdom — 0.3%
U.K. Gilts, 4.75%, 10/22/35	GBP	1,327,000	1,769,592
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,572,397)			14,424,543

CORPORATE BONDS — 1.9%
Aerospace and Defense — 0.0%
Boeing Co., 5.71%, 5/1/40	85,000	85,884
Honeywell Aerospace, Inc., 4.60%, 3/16/33(5)	25,000	24,693
Honeywell Aerospace, Inc., 4.95%, 3/16/36(5)	71,000	70,221
TransDigm, Inc., 4.625%, 1/15/29	125,000	123,444
		304,242
Banks — 0.2%
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(5)(6)	112,000	112,000
Bank of America Corp., VRN, 4.46%, 2/6/32	95,000	93,706
Dresdner Funding Trust I, 8.15%, 6/30/31(5)	251,000	271,837
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	125,000	123,588
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	195,000	194,246
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	50,000	49,247
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32	190,000	189,134
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	105,000	104,413
KeyCorp, VRN, 6.40%, 3/6/35	30,000	31,909
Toronto-Dominion Bank, VRN, 3.625%, 9/15/31	215,000	213,958
Webster Financial Corp., VRN, 5.78%, 9/11/35	65,000	65,916
Wells Fargo & Co., VRN, 5.43%, 1/23/47	35,000	33,298
Western Alliance Bank, VRN, 6.54%, 11/15/35	138,000	136,523
		1,619,775
Beverages — 0.0%
Maple Parent Holdings Corp., 5.05%, 3/26/31(5)	40,000	40,092
Maple Parent Holdings Corp., 5.70%, 3/26/36(5)	98,000	98,159
		138,251
Broadline Retail — 0.0%
Amazon.com, Inc., 4.55%, 3/13/33	80,000	79,065
Amazon.com, Inc., 4.875%, 3/13/36	65,000	64,071
		143,136
Capital Markets — 0.2%
Bank of New York Mellon Corp., VRN, 5.09%, 4/23/37	85,000	84,379
Blackstone Private Credit Fund, 3.25%, 3/15/27	80,000	78,714
Blue Owl Capital Corp., 3.40%, 7/15/26	190,000	189,229
Blue Owl Credit Income Corp., 7.75%, 9/16/27	90,000	91,683
Citadel Finance LLC, 5.90%, 2/10/30(5)	250,000	252,200
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	67,000	65,715
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	50,000	48,900
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	45,000	43,921
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(5)	95,000	93,926
Golub Capital BDC, Inc., 2.05%, 2/15/27	101,000	98,469
Jefferies Financial Group, Inc., 5.50%, 2/15/36	51,000	49,134
		1,096,270
Chemicals — 0.0%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	190,000	197,825
Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(5)	46,000	45,839
		243,664
Construction Materials — 0.0%
Eagle Materials, Inc., 5.00%, 3/15/36	61,000	58,703
Quikrete Holdings, Inc., 6.75%, 3/1/33(5)	140,000	142,054
		200,757
Consumer Finance — 0.1%
Avilease Capital Ltd., 4.75%, 11/12/30(5)	240,000	235,698
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(5)	70,000	67,535
Capital One Financial Corp., VRN, 4.72%, 1/30/32	75,000	74,126

Capital One Financial Corp., VRN, 5.40%, 1/30/37	57,000	56,011
		433,370
Containers and Packaging — 0.0%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	71,000	69,228
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	70,000	68,585
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	60,000	59,014
Piedmont Operating Partnership LP, 5.625%, 1/15/33	130,000	128,006
Trust 2401, 7.70%, 1/23/32(5)	208,000	226,472
Vornado Realty LP, 5.75%, 2/1/33	133,000	133,262
		615,339
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 5.25%, 10/30/36	80,000	79,088
AT&T, Inc., 6.20%, 10/30/56	126,000	124,902
Core Scientific Finance I LLC, 7.75%, 5/15/31(5)(6)	315,000	314,379
HUT 8 DC LLC, 6.19%, 11/15/42(5)	100,000	100,891
		619,260
Electric Utilities — 0.1%
Duke Energy Florida LLC, 4.85%, 12/1/35	16,000	15,738
Emera U.S. Finance LLC, 5.20%, 4/1/33	23,000	22,858
ITC Holdings Corp., 5.50%, 4/15/36(5)	23,000	23,152
Kentucky Utilities Co., 5.85%, 8/15/55	25,000	24,796
NRG Energy, Inc., 6.125%, 5/15/36(5)	143,000	142,522
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56	41,000	40,849
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	86,000	85,088
		355,003
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 4/15/34(5)	43,000	42,997
Entertainment — 0.0%
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(5)	55,000	56,698
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(5)	37,000	38,526
		95,224
Financial Services — 0.0%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(5)	40,000	39,353
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(5)	285,000	275,107
		314,460
Food Products — 0.0%
Minerva Luxembourg SA, 7.50%, 4/22/36(5)	335,000	329,734
Gas Utilities — 0.0%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(5)	200,000	195,375
Health Care Equipment and Supplies — 0.0%
Abbott Laboratories, 4.65%, 3/15/36	85,000	82,582
Abbott Laboratories, 5.50%, 3/15/56	75,000	72,566
		155,148
Health Care Providers and Services — 0.1%
Centene Corp., 4.25%, 12/15/27	248,000	246,657
DaVita, Inc., 4.625%, 6/1/30(5)	270,000	261,496
HCA, Inc., 5.30%, 5/15/36	170,000	168,533
		676,686
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(5)	110,000	106,236
Caesars Entertainment, Inc., 7.00%, 2/15/30(5)	142,000	144,247
Marriott International, Inc., 5.10%, 5/1/38	45,000	43,183
MGM Resorts International, 4.625%, 9/1/26	39,000	39,003
		332,669

Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(5)	90,000	94,068
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(5)	120,000	118,489
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(5)	270,000	267,085
MetLife, Inc., 10.75%, 8/1/69	60,000	77,928
RLI Corp., 5.375%, 6/1/36	50,000	48,579
		606,149
Interactive Media and Services — 0.1%
Alphabet, Inc., 4.40%, 2/15/33	105,000	103,432
Alphabet, Inc., 4.80%, 2/15/36	75,000	74,279
Alphabet, Inc., 5.65%, 2/15/56	55,000	53,984
Meta Platforms, Inc., 4.60%, 11/15/32	90,000	88,963
Meta Platforms, Inc., 5.25%, 5/15/36(6)	120,000	119,802
Meta Platforms, Inc., 5.50%, 11/15/45	35,000	32,547
Meta Platforms, Inc., 5.625%, 11/15/55	95,000	87,290
Meta Platforms, Inc., 6.30%, 5/15/56(6)	54,000	54,191
		614,488
IT Services — 0.0%
International Business Machines Corp., 5.80%, 2/3/56	15,000	14,228
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(5)	77,000	76,952
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(5)	255,000	252,143
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(5)	130,000	123,298
Discovery Communications LLC, 3.95%, 3/20/28	192,000	179,382
Discovery Communications LLC, 4.125%, 5/15/29	290,000	282,947
Nexstar Media, Inc., 6.50%, 9/15/33(5)	149,000	150,243
Nexstar Media, Inc., 7.25%, 4/15/34(5)	176,000	177,251
Univision Communications, Inc., 8.875%, 4/15/33(5)	147,000	147,911
		1,390,127
Metals and Mining — 0.1%
Glencore Funding LLC, 4.90%, 7/1/31(5)	75,000	75,130
Glencore Funding LLC, 5.51%, 4/1/36(5)	160,000	161,185
Mineral Resources Ltd., 6.00%, 5/1/32(5)	126,000	125,137
		361,452
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	18,032
Oil, Gas and Consumable Fuels — 0.1%
Azule Energy Finance PLC, 8.25%, 1/22/31(5)	200,000	206,730
Cenovus Energy, Inc., 5.40%, 3/20/36	46,000	45,860
Cheniere Energy, Inc., 5.20%, 7/30/36(5)	31,000	30,659
Ecopetrol SA, 7.75%, 2/1/32	112,000	114,849
Enbridge, Inc., VRN, 6.00%, 1/15/77	160,000	160,547
Occidental Petroleum Corp., 6.20%, 3/15/40	35,000	36,192
Occidental Petroleum Corp., 4.20%, 3/15/48	35,000	26,679
Ovintiv, Inc., 7.10%, 7/15/53	65,000	70,860
Petroleos Mexicanos, 5.95%, 1/28/31	239,000	233,970
		926,346
Passenger Airlines — 0.1%
Avianca Midco 2 PLC, 9.625%, 2/14/30(5)	200,000	188,675
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(5)	78,000	72,747
Latam Airlines Group SA, 7.875%, 4/15/30(5)	87,000	88,849
United Airlines Holdings, Inc., 5.375%, 3/1/31	215,000	212,176
		562,447
Pharmaceuticals — 0.0%
Novartis Capital Corp., 5.70%, 3/18/56	25,000	25,059

Professional Services — 0.0%
Concentrix Corp., 6.60%, 8/2/28	305,000	302,349
Real Estate Management and Development — 0.0%
CBRE Services, Inc., 4.90%, 1/15/33	105,000	103,820
CBRE Services, Inc., 5.25%, 6/1/36(6)	140,000	137,406
		241,226
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 5.30%, 5/15/36	160,000	159,390
Intel Corp., 6.125%, 5/15/56	100,000	99,324
Marvell Technology, Inc., 5.30%, 4/15/36	150,000	150,140
		408,854
Software — 0.1%
Oracle Corp., 5.35%, 5/4/33	70,000	68,086
Oracle Corp., 5.70%, 2/4/36	39,000	37,473
Salesforce, Inc., 4.90%, 9/15/31	95,000	94,743
Salesforce, Inc., 5.20%, 3/15/33	70,000	69,895
Workday, Inc., 3.80%, 4/1/32	69,000	64,267
		334,464
Specialty Retail — 0.0%
O'Reilly Automotive, Inc., 5.10%, 3/12/36	35,000	34,646
TOTAL CORPORATE BONDS (Cost $13,936,156)		13,820,455
U.S. TREASURY SECURITIES — 1.6%
U.S. Treasury Bonds, 4.625%, 11/15/45	200,000	191,125
U.S. Treasury Bonds, 4.625%, 2/15/46	500,000	477,539
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,612,484	1,339,972
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	825,699	595,345
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	638,868	563,304
U.S. Treasury Notes, 3.875%, 3/31/28	2,650,000	2,649,586
U.S. Treasury Notes, 1.50%, 11/30/28(7)	2,275,000	2,142,055
U.S. Treasury Notes, 3.875%, 3/31/31	3,000,000	2,980,547
U.S. Treasury Notes, 4.125%, 2/15/36	475,900	465,898
TOTAL U.S. TREASURY SECURITIES (Cost $12,029,971)		11,405,371
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	608	610
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(5)	596,306	591,256
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(5)	195,456	196,646
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(5)	380,955	381,349
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(5)	515,906	518,487
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(5)	139,755	139,682
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(5)	186,269	186,982
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(5)	159,182	159,600
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(5)	195,008	196,813
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(5)	230,865	232,563
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(5)	157,760	158,993
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(5)	300,792	303,144
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(5)	161,364	162,018
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(5)	614,229	610,426
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(5)	256,511	254,595
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(5)	431,497	431,345
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(5)	639,835	636,930
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(5)	441,971	441,178
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(5)	438,518	438,846

Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(5)	148,925	149,595
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.69%, 11/25/53(5)	45,605	45,542
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 5.97%, 3/25/54(5)	216,553	217,195
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(5)	290,000	289,999
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(5)	7,369	6,638
		6,750,432
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.70%, (30-day average SOFR plus 1.05%), 1/25/44(5)	74,639	74,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,842,723)		6,825,088
CONVERTIBLE PREFERRED SECURITIES — 0.6%
Banks — 0.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	401,470
Banco Bilbao Vizcaya Argentaria SA, 7.50%, (6)	144,000	144,000
Banco Santander SA, 9.625%	200,000	219,741
BNP Paribas SA, 8.50%(5)	320,000	339,090
Commerzbank AG, 7.50%	200,000	209,102
Credit Agricole SA, 4.75%(5)	200,000	194,812
HSBC Holdings PLC, 6.50%	366,000	369,938
HSBC Holdings PLC, 6.875%	45,000	46,253
ING Groep NV, 4.875%	650,000	629,469
Lloyds Banking Group PLC, 8.00%	95,000	101,648
Societe Generale SA, 9.375%(5)	770,000	812,510
Societe Generale SA, 10.00%(5)	200,000	219,222
Swedbank AB, 7.625%	200,000	207,200
		3,894,455
Capital Markets — 0.1%
UBS Group AG, 9.25%(5)	230,000	249,035
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $4,144,175)		4,143,490
ASSET-BACKED SECURITIES — 0.4%
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(5)	400,000	398,939
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(5)	366,644	364,958
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(5)	543,230	542,314
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(5)	573,651	572,068
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(5)	245,537	243,680
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(5)	237,923	236,767
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(5)	529,637	524,942
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(5)	262,000	248,456
TOTAL ASSET-BACKED SECURITIES (Cost $3,139,180)		3,132,124
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	2,291	1,654,262
iShares MSCI EAFE Small-Cap ETF	156	13,040
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,452,491)		1,667,302
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.92%, (1-month SOFR plus 1.26%), 11/15/38(5)	397,000	393,613
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(5)	398,000	401,446
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.70%, 1/6/29(5)	398,000	411,579
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(5)	313,000	313,659
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,525,839)		1,520,297
PREFERRED SECURITIES — 0.1%
Banks — 0.0%
M&T Bank Corp., 5.125%	145,000	144,446

Chemicals — 0.1%
OCP SA, 6.74%(5)	200,000	199,360
Consumer Finance — 0.0%
Capital One Financial Corp., 5.50%	80,000	79,183
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.35%	107,000	106,131
Oil, Gas and Consumable Fuels — 0.0%
Energy Transfer LP, 6.625%	183,000	185,194
TOTAL PREFERRED SECURITIES (Cost $714,235)		714,314
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	34,317
New York City GO, 6.27%, 12/1/37	5,000	5,278
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	32,094
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	62,979
State of California GO, 7.60%, 11/1/40	40,000	47,985
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,185
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	25,000	25,011
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	30,000	30,214
TOTAL MUNICIPAL SECURITIES (Cost $311,400)		268,063
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2)	1,543	1,003
IT Services — 0.0%
NEXTDC Ltd.(2)	4,358	4,832
TOTAL RIGHTS (Cost $1,003)		5,835
SHORT-TERM INVESTMENTS — 6.2%
Commercial Paper(8) — 0.3%
Ionic Funding LLC, 3.97%, 6/5/26(5)	750,000	747,084
Ionic Funding LLC, Series IIA, 3.94%, 5/22/26(5)	1,500,000	1,496,459
Portsea Funding LLC, 3.77%, 5/1/26(5)	500,000	499,948
		2,743,491
Money Market Funds — 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,225,345	11,225,345
State Street Navigator Securities Lending Government Money Market Portfolio(9)	32,017,606	32,017,606
		43,242,951
TOTAL SHORT-TERM INVESTMENTS (Cost $45,986,801)		45,986,442
TOTAL INVESTMENT SECURITIES — 105.0% (Cost $548,851,590)		772,319,660
OTHER ASSETS AND LIABILITIES — (5.0)%		(36,960,087)
TOTAL NET ASSETS — 100.0%		$735,359,573

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	685,628	USD	486,319	Morgan Stanley & Co. LLC	6/17/26	$6,901
USD	188,954	AUD	273,069	JPMorgan Chase Bank NA	6/17/26	(7,484)
CAD	1,075,899	USD	794,173	Morgan Stanley & Co. LLC	6/17/26	(549)
CAD	14,572	USD	10,756	Citibank NA	6/26/26	(3)
CAD	7,132	USD	5,264	Citibank NA	6/26/26	(1)
CAD	6,553	USD	4,801	UBS AG	6/26/26	34
USD	348,842	CAD	480,659	JPMorgan Chase Bank NA	6/17/26	(5,710)

USD	2,616,166	CAD	3,571,392	Morgan Stanley & Co. LLC	6/17/26	(18,228)
USD	425,311	CAD	576,589	Morgan Stanley & Co. LLC	6/17/26	(3)
USD	6,048	CAD	8,232	Bank of America NA	6/26/26	(27)
USD	78,662	CAD	107,561	Citibank NA	6/26/26	(708)
USD	11,043	CAD	15,196	Citibank NA	6/26/26	(170)
USD	6,559	CAD	9,055	Citibank NA	6/26/26	(123)
USD	40,220	CAD	55,773	Citibank NA	6/26/26	(936)
USD	72,602	CAD	100,660	Citibank NA	6/26/26	(1,676)
USD	12,094	CAD	16,495	JPMorgan Chase Bank NA	6/26/26	(78)
USD	19,376	CAD	26,732	UBS AG	6/26/26	(350)
USD	78,652	CAD	107,561	UBS AG	6/26/26	(719)
USD	8,704	CAD	11,917	UBS AG	6/26/26	(90)
USD	13,597	CAD	18,796	UBS AG	6/26/26	(273)
USD	55,056	CAD	76,223	UBS AG	6/26/26	(1,190)
USD	5,852	CAD	8,102	UBS AG	6/26/26	(126)
USD	5,009	CAD	6,844	UBS AG	6/26/26	(41)
CHF	143,037	USD	184,593	Morgan Stanley & Co. LLC	6/17/26	(679)
CNY	13,557,146	USD	1,972,525	Citibank NA	6/17/26	10,763
EUR	150,000	USD	174,355	JPMorgan Chase Bank NA	6/17/26	2,041
EUR	90,279	USD	105,170	JPMorgan Chase Bank NA	6/17/26	996
EUR	3,983,452	USD	4,612,213	Morgan Stanley & Co. LLC	6/17/26	72,228
EUR	38,362	USD	45,013	Citibank NA	6/26/26	118
EUR	5,217	USD	6,030	Goldman Sachs & Co. LLC	6/26/26	107
EUR	6,629	USD	7,768	Goldman Sachs & Co. LLC	6/26/26	30
EUR	38,654	USD	44,472	Morgan Stanley & Co. LLC	6/26/26	1,003
EUR	8,406	USD	9,852	Morgan Stanley & Co. LLC	6/26/26	37
EUR	71,654	USD	83,978	Morgan Stanley & Co. LLC	6/26/26	318
EUR	35,835	USD	42,125	Morgan Stanley & Co. LLC	6/26/26	33
EUR	46,868	USD	55,401	Morgan Stanley & Co. LLC	6/26/26	(264)
EUR	4,556	USD	5,386	Morgan Stanley & Co. LLC	6/26/26	(26)
EUR	36,665	USD	43,031	Morgan Stanley & Co. LLC	6/26/26	103
EUR	6,128	USD	7,108	UBS AG	6/26/26	101
USD	2,913,815	EUR	2,521,737	Morgan Stanley & Co. LLC	6/17/26	(51,686)
USD	461,852	EUR	395,455	Citibank NA	6/26/26	(3,376)
USD	37,519	EUR	32,126	Citibank NA	6/26/26	(274)
USD	6,242	EUR	5,376	Goldman Sachs & Co. LLC	6/26/26	(82)
USD	37,505	EUR	32,125	Goldman Sachs & Co. LLC	6/26/26	(288)
USD	461,677	EUR	395,455	Goldman Sachs & Co. LLC	6/26/26	(3,550)
USD	9,974	EUR	8,611	Goldman Sachs & Co. LLC	6/26/26	(156)
USD	13,224	EUR	11,253	Morgan Stanley & Co. LLC	6/26/26	(15)
USD	73,789	EUR	62,792	Morgan Stanley & Co. LLC	6/26/26	(82)
USD	461,493	EUR	395,455	Morgan Stanley & Co. LLC	6/26/26	(3,734)
USD	37,490	EUR	32,125	Morgan Stanley & Co. LLC	6/26/26	(303)
USD	4,776	EUR	4,123	Morgan Stanley & Co. LLC	6/26/26	(75)
USD	58,003	EUR	49,065	Morgan Stanley & Co. LLC	6/26/26	281
USD	37,507	EUR	32,126	UBS AG	6/26/26	(287)
USD	461,693	EUR	395,455	UBS AG	6/26/26	(3,534)
USD	7,689	EUR	6,538	UBS AG	6/26/26	(2)
GBP	968,944	USD	1,295,232	JPMorgan Chase Bank NA	6/17/26	23,157
GBP	24,903	USD	32,847	Bank of America NA	6/26/26	1,035
GBP	14,073	USD	18,616	Bank of America NA	6/26/26	532
GBP	16,936	USD	22,848	JPMorgan Chase Bank NA	6/26/26	195
USD	798,758	GBP	592,029	Citibank NA	6/17/26	(6,783)
USD	527,005	GBP	394,331	Morgan Stanley & Co. LLC	6/17/26	(9,540)
USD	799,704	GBP	592,037	Morgan Stanley & Co. LLC	6/17/26	(5,849)

USD	167,787	GBP	124,387	Morgan Stanley & Co. LLC	6/17/26	(1,460)
USD	27,653	GBP	20,562	Bank of America NA	6/26/26	(323)
USD	396,303	GBP	295,277	Bank of America NA	6/26/26	(5,451)
USD	28,380	GBP	20,928	Bank of America NA	6/26/26	(94)
USD	396,039	GBP	295,277	Goldman Sachs & Co. LLC	6/26/26	(5,715)
USD	20,596	GBP	15,246	JPMorgan Chase Bank NA	6/26/26	(148)
HUF	288,034,786	USD	920,354	Citibank NA	6/17/26	5,565
USD	930,250	HUF	288,034,786	Goldman Sachs & Co. LLC	6/17/26	4,331
USD	865,892	HUF	270,659,610	Goldman Sachs & Co. LLC	6/17/26	(4,173)
USD	42,156	IDR	712,537,534	Goldman Sachs & Co. LLC	6/17/26	1,051
JPY	336,302,048	USD	2,131,972	JPMorgan Chase Bank NA	6/17/26	23,589
JPY	2,101,625	USD	13,268	Bank of America NA	6/26/26	213
JPY	1,296,250	USD	8,179	Bank of America NA	6/26/26	136
JPY	1,147,500	USD	7,219	Bank of America NA	6/26/26	141
JPY	879,750	USD	5,552	JPMorgan Chase Bank NA	6/26/26	91
JPY	1,646,875	USD	10,421	JPMorgan Chase Bank NA	6/26/26	143
USD	187,823	JPY	29,700,830	Morgan Stanley & Co. LLC	6/17/26	(2,547)
USD	1,001,967	JPY	158,743,990	Morgan Stanley & Co. LLC	6/17/26	(15,518)
USD	8,391	JPY	1,326,000	Bank of America NA	6/26/26	(115)
USD	38,657	JPY	6,097,050	Bank of America NA	6/26/26	(452)
USD	15,510	JPY	2,456,075	Bank of America NA	6/26/26	(244)
USD	9,176	JPY	1,456,475	Bank of America NA	6/26/26	(167)
USD	10,893	JPY	1,714,875	Bank of America NA	6/26/26	(107)
USD	12,413	JPY	1,965,625	Bank of America NA	6/26/26	(195)
USD	13,322	JPY	2,097,800	JPMorgan Chase Bank NA	6/26/26	(134)
USD	176,936	JPY	27,989,650	JPMorgan Chase Bank NA	6/26/26	(2,601)
USD	8,756	JPY	1,388,050	JPMorgan Chase Bank NA	6/26/26	(148)
USD	9,211	JPY	1,454,775	JPMorgan Chase Bank NA	6/26/26	(120)
USD	24,918	JPY	3,941,875	JPMorgan Chase Bank NA	6/26/26	(366)
KRW	486,239,867	USD	331,344	Goldman Sachs & Co. LLC	6/17/26	(939)
USD	129,718	KRW	194,861,883	JPMorgan Chase Bank NA	6/17/26	(2,693)
MXN	22,489,122	USD	1,248,414	Bank of America NA	6/17/26	34,369
USD	1,158,725	MXN	20,548,425	Morgan Stanley & Co. LLC	6/17/26	(13,361)
USD	72,721	MYR	284,719	Goldman Sachs & Co. LLC	6/18/26	905
USD	1,218,372	NZD	2,114,165	Citibank NA	6/17/26	(32,393)
USD	1,584,269	NZD	2,686,458	UBS AG	6/17/26	(5,071)
PLN	1,662,640	USD	450,110	Goldman Sachs & Co. LLC	6/17/26	8,538
USD	357,574	PLN	1,309,336	UBS AG	6/17/26	(3,613)
SEK	1,120,055	USD	120,852	Morgan Stanley & Co. LLC	6/17/26	735
THB	3,941,229	USD	125,246	Goldman Sachs & Co. LLC	6/17/26	(3,935)
USD	238,436	ZAR	3,914,834	UBS AG	6/17/26	4,178
ZAR	3,840,310	USD	223,754	Bank of America NA	6/17/26	6,045
						$(21,110)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	1	June 2026	$77,080	$(618)
Euro-BTP Italian Government 10-Year Bonds	5	June 2026	686,350	(16,792)
Euro-Bund 10-Year Bonds	3	June 2026	441,386	(885)
Euro-OAT 10-Year Bonds	3	June 2026	419,944	(7,610)
Korean Treasury 10-Year Bonds	3	June 2026	219,458	(2,998)
U.S. Treasury 2-Year Notes	68	June 2026	14,084,500	(9,968)
U.S. Treasury 10-Year Notes	52	June 2026	5,750,875	(35,586)
U.S. Treasury Ultra Bonds	28	June 2026	3,220,875	(67,255)
U.K. Gilt 10-Year Bonds	4	June 2026	471,309	(33,753)
			$25,371,777	$(175,465)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31	$1,700,000	$(72,456)	$27,396	$(45,060)
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$5,049,000	302,811	94,872	397,683
Markit CDX North America High Yield Index Series 46	Sell	5.00%	6/20/31	$3,000,000	212,891	18,403	231,294
					$443,246	$140,671	$583,917
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.99%	1/2/31	BRL	7,500,000	$(41,052)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$3,000,000	$478	$38,251	$38,729
CPURNSA	Receive	2.43%	12/11/30	$6,350,000	497	81,812	82,309
CPURNSA	Receive	2.52%	2/3/31	$3,000,000	494	32,358	32,852
CPURNSA	Receive	2.36%	2/25/31	$2,000,000	497	35,833	36,330
CPURNSA	Receive	2.35%	2/26/31	$1,250,000	492	23,085	23,577
CPURNSA	Receive	2.56%	3/16/31	$1,260,000	496	11,374	11,870
CPURNSA	Receive	2.51%	3/25/31	$1,850,000	504	21,007	21,511
					$3,458	$243,720	$247,178

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
PYG	–	Paraguay Guarani
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,243,081. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $24,398,357, which represented 3.3% of total net assets.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,847,868.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,957,225, which includes securities collateral of $2,939,619.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$426,443,865	—	—
Common Stocks	157,789,440	$66,898,639	—
U.S. Government Agency Mortgage-Backed Securities	—	17,274,392	—
Sovereign Governments and Agencies	—	14,424,543	—
Corporate Bonds	—	13,820,455	—
U.S. Treasury Securities	—	11,405,371	—
Collateralized Mortgage Obligations	—	6,825,088	—
Convertible Preferred Securities	—	4,143,490	—
Asset-Backed Securities	—	3,132,124	—
Exchange-Traded Funds	1,667,302	—	—
Commercial Mortgage-Backed Securities	—	1,520,297	—
Preferred Securities	—	714,314	—
Municipal Securities	—	268,063	—
Rights	1,003	4,832	—
Short-Term Investments	43,242,951	2,743,491	—
	$629,144,561	$143,175,099	—
Other Financial Instruments
Swap Agreements	—	$876,155	—
Forward Foreign Currency Exchange Contracts	—	210,043	—
	—	$1,086,198	—
Liabilities
Other Financial Instruments
Futures Contracts	$112,809	$62,656	—
Swap Agreements	—	86,138	—
Forward Foreign Currency Exchange Contracts	—	231,153	—
	$112,809	$379,947	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,509	$1,240	—	$(36)	$14,713	315	—	$568
American Century Focused Dynamic Growth ETF(3)	40,654	302	$1,255	4,494	44,195	338	$1,325	—
American Century Focused Large Cap Value ETF	40,792	3,948	919	4,997	48,818	608	194	511
American Century Multisector Income ETF	24,418	—	—	(17)	24,401	557	—	1,029
American Century Quality Diversified International ETF	35,375	8,886	8,709	2,167	37,719	545	4,108	457
American Century Short Duration Strategic Income ETF	3,646	9,524	610	(39)	12,521	243	(2)	392
American Century U.S. Quality Growth ETF(4)	38,276	9,061	11,981	(3,909)	31,447	280	4,223	60
American Century U.S. Quality Value ETF(4)	37,487	17,738	2,491	3,181	55,915	837	(26)	613
Avantis Emerging Markets Equity ETF(4)	39,227	7,220	10,142	9,018	45,323	502	1,888	653
Avantis International Equity ETF(4)	26,334	8,890	5,036	5,650	35,838	400	366	410
Avantis International Small Cap Value ETF	10,082	2,104	701	2,944	14,429	136	431	208
Avantis U.S. Equity ETF(4)	43,451	4,990	4,359	7,981	52,063	426	201	381
Avantis U.S. Small Cap Value ETF(4)	12,592	166	3,091	(605)	9,062	75	3,608	123
	$365,843	$74,069	$49,294	$35,826	$426,444	5,262	$16,316	$5,405
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.